United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

_______________________Federated Income Securities Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$49,468	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $49,445)	38,585
		Corporate Bonds – 94.5%
		Basic Industry — Chemicals – 1.8%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,206,498
2,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	3,512,220
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	434,113
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	731,889
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	463,562
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,222,061
675,000		Praxair, Inc., 4.625%, 3/30/2015	726,740
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	475,485
1,160,000		Sherwin-Williams Co., 3.125%, 12/15/2014	1,166,235
		TOTAL	9,938,803
		Basic Industry — Metals & Mining – 4.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	489,825
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,009,870
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,328,273
4,000,000		ArcelorMittal USA, Inc., Company Guarantee, 9.75%, 4/1/2014	4,192,500
400,000		ArcelorMittal, 6.125%, 6/1/2018	417,149
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,039,503
730,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	842,981
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,606,717
1,865,000		Barrick Gold Corp., 6.95%, 4/1/2019	2,143,642
1,000,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	1,013,021
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,059,893
3,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,780,469
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	784,375
1,900,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	2,431,199
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,206,393
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	539,365
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	687,921
		TOTAL	24,573,096
		Basic Industry — Paper – 0.8%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	540,831
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,818,703
850,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	835,289
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,071,679
		TOTAL	4,266,502
		Capital Goods — Aerospace & Defense – 0.9%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	563,956
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	759,314
630,000		Boeing Co., 4.875%, 2/15/2020	646,061
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	675,000
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	309,750

Principal Amount or Shares			Value
$1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,161,549
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	106,055
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	654,743
380,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	382,820
		TOTAL	5,259,248
		Capital Goods — Building Materials – 0.2%
640,000		RPM International, Inc., 6.50%, 2/15/2018	690,785
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	536,597
		TOTAL	1,227,382
		Capital Goods — Construction Machinery – 0.8%
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,678,282
		Capital Goods — Diversified Manufacturing – 2.5%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	909,450
560,000		Dover Corp., Note, 5.45%, 3/15/2018	603,401
510,000		Harsco Corp., 5.75%, 5/15/2018	511,486
650,000		Hubbell, Inc., 5.95%, 6/1/2018	682,276
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	601,242
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	635,872
1,060,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 4.625%, 9/11/2015	1,095,100
480,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	538,024
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	772,141
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,137,296
660,000		Textron Financial Corp., 5.40%, 4/28/2013	678,155
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	758,812
600,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	619,419
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,145,460
2,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	2,084,972
		TOTAL	13,773,106
		Capital Goods — Environmental – 0.6%
2,410,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, (Series 144A), 5.50%, 9/15/2019	2,528,394
375,000		Waste Management, Inc., 7.375%, 3/11/2019	437,259
500,000		Waste Management, Inc., 7.375%, 8/1/2010	516,934
		TOTAL	3,482,587
		Communications — Media & Cable – 2.3%
2,770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	3,103,178
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	598,090
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,458,973
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	521,614
1,260,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	1,521,244
490,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	607,858
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,868,212
		TOTAL	12,679,169
		Communications — Media Noncable – 0.3%
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,245,087
600,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	663,765
		TOTAL	1,908,852
		Communications — Telecom Wireless – 1.5%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,693,102
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	868,452

Principal Amount or Shares			Value
$4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2017	4,477,374
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	258,166
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	938,368
		TOTAL	8,235,462
		Communications — Telecom Wirelines – 5.3%
260,000		AT&T, Inc., 6.70%, 11/15/2013	297,950
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,465,850
1,800,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	1,875,562
3,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	3,186,553
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	959,644
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,614,573
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	984,506
900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,024,127
2,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,848,678
8,000,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	8,336,669
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	306,443
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,101,121
4,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	4,389,113
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,614,470
		TOTAL	30,005,259
		Consumer Cyclical — Automotive – 2.0%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	949,926
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,798,256
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,251,655
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,603,693
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,503,502
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,407,848
		TOTAL	11,514,880
		Consumer Cyclical — Entertainment – 2.0%
940,000		International Speedway Corp., 5.40%, 4/15/2014	1,007,242
8,730,000		Time Warner, Inc., 5.50%, 11/15/2011	9,325,813
1,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	1,108,025
		TOTAL	11,441,080
		Consumer Cyclical — Lodging – 0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	436,312
		Consumer Cyclical — Retailers – 1.7%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	627,177
1,000,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	1,111,826
369,580	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	351,749
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	966,585
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	704,836
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	246,250
5,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	5,573,638
		TOTAL	9,582,061
		Consumer Cyclical — Services – 0.4%
2,025,000		Boston University, 7.625%, 7/15/2097	2,233,214
		Consumer Non-Cyclical — Food/Beverage – 3.8%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	2,072,558
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,748,495

Principal Amount or Shares			Value
$380,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	404,457
3,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	3,539,305
1,000,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,010,953
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,571
1,335,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,455,412
4,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	4,254,323
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,394,899
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	258,843
3,700,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	3,728,019
600,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	597,667
500,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	545,923
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	535,621
		TOTAL	21,552,046
		Consumer Non-Cyclical — Health Care – 2.1%
1,250,000		Boston Scientific Corp., 7.375%, 1/15/2040	1,336,930
3,200,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	3,362,266
760,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	837,924
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	614,259
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	186,707
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	544,530
2,000,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	2,239,231
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	876,838
1,180,000	[1,2]	Thermo Fisher Scientific, Inc. , Sr. Note, (Series 144A), 2.15%, 12/28/2012	1,187,562
620,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	622,671
		TOTAL	11,808,918
		Consumer Non-Cyclical — Pharmaceuticals – 1.0%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,768
3,700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	4,164,583
		TOTAL	5,761,351
		Consumer Non-Cyclical — Products – 0.4%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	507,240
670,000		Philips Electronics NV, 4.625%, 3/11/2013	710,051
800,000		Whirlpool Corp., 5.50%, 3/1/2013	835,637
		TOTAL	2,052,928
		Consumer Non-Cyclical — Supermarkets – 0.3%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	335,683
1,000,000		Kroger Co., Note, 6.80%, 12/15/2018	1,142,093
		TOTAL	1,477,776
		Consumer Non-Cyclical — Tobacco – 0.6%
2,010,000		Altria Group, Inc., 9.25%, 8/6/2019	2,482,096
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	780,827
		TOTAL	3,262,923
		Energy — Independent – 1.4%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	739,175
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,619,693
1,000,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	1,079,663
500,000		Devon Energy Corp., 6.30%, 1/15/2019	561,321
350,000		Devon Financing Corp., 6.875%, 9/30/2011	381,602
650,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	704,936

Principal Amount or Shares			Value
$170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	175,215
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,431,046
428,727	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	441,589
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	280,748
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	403,442
		TOTAL	7,818,430
		Energy — Integrated – 0.8%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	10,934
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,452,527
200,000		Husky Energy, Inc., 5.90%, 6/15/2014	220,440
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,101,890
436,754	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	452,194
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,212,574
		TOTAL	4,450,559
		Energy — Oil Field Services – 0.4%
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	759,124
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	741,126
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	680,677
		TOTAL	2,180,927
		Energy — Refining – 0.6%
1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,327,659
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,705,463
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	514,255
		TOTAL	3,547,377
		Financial Institution — Banking – 20.8%
1,180,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, (Series 144A), 2.375%, 12/21/2012	1,183,589
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,132,242
10,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	10,623,088
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,948,810
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,855,749
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,042,035
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,385,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,301,209
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	304,256
1,500,000		Capital One Capital VI, 8.875%, 5/15/2040	1,572,607
2,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,816,387
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,050,684
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,751,393
3,030,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	3,255,317
1,260,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 3.75%, 10/15/2014	1,283,698
1,000,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	1,083,828
1,700,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	1,859,125
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,716,429
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,821,000
1,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	1,077,068
9,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	9,823,226
4,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	4,811,833
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	3,318,877
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,252,333

Principal Amount or Shares			Value
$2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,169,390
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,289,126
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,635,246
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,777,754
7,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	7,833,351
1,040,000		M & T Bank Corp., 5.375%, 5/24/2012	1,089,553
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,019,329
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,997,774
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,060,564
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,694,194
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,518,085
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,465,067
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	656,691
4,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,248,487
2,190,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,208,533
250,000		Northern Trust Corp., 4.625%, 5/1/2014	270,819
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	649,357
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	415,436
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	2,074,934
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	166,894
3,781,201	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,002,562
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,494,150
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	643,457
380,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	403,024
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	1,004,586
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,558,930
870,000		Wachovia Corp., 5.75%, 2/1/2018	919,870
1,185,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,252,591
2,475,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	2,469,507
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,235,833
355,103	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	351,968
		TOTAL	116,847,345
		Financial Institution — Brokerage – 3.7%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,334,979
1,000,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,032,457
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,072,173
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	585,281
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,111,183
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	973,136
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	866,862
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	1,958,779
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	320,257
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	877,610
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,430,153
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	149,625
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	200,925
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,363,568
390,000		Nuveen Investments, 5.00%, 9/15/2010	390,000
390,000		Nuveen Investments, 5.50%, 9/15/2015	286,650

Principal Amount or Shares			Value
$1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,022,438
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,841,545
		TOTAL	20,817,621
		Financial Institution — Finance Noncaptive – 8.2%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	967,009
4,000,000		American Express Credit Corp., 5.875%, 5/2/2013	4,345,049
2,200,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	2,347,976
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	932,331
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	996,875
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	997,100
680,000		Capital One Capital V, 10.25%, 8/15/2039	780,785
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,014,253
6,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	6,376,795
3,870,000		General Electric Capital Corp., 5.625%, 5/1/2018	3,961,836
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,613,245
9,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	9,006,165
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,790,250
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	665,769
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,166,193
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	285,000
2,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,487,469
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	500,000
600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	679,104
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,361,173
		TOTAL	46,274,377
		Financial Institution — Insurance — Health – 1.4%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	316,838
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,671,566
555,000		CIGNA Corp., 6.35%, 3/15/2018	587,181
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,076,686
3,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	3,262,268
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,155,397
		TOTAL	8,069,936
		Financial Institution — Insurance — Life – 3.9%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,530,251
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,004,661
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	913,906
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,267,516
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,873,219
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	349,228
2,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	2,157,621
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	782,331
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,216,116
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	432,631
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	438,965
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,133,632
2,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	2,886,883
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,001,369

Principal Amount or Shares			Value
$1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,100,266
		TOTAL	22,088,595
		Financial Institution — Insurance — P&C – 1.9%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	686,638
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,013,113
690,000		CNA Financial Corp., 6.50%, 8/15/2016	709,208
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	498,318
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	619,676
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	207,512
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	638,192
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,398,631
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	814,415
650,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	737,528
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	778,618
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	328,805
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	221,324
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,895,000
		TOTAL	10,546,978
		Financial Institution — REITs – 2.7%
300,000		AMB Property LP, 6.30%, 6/1/2013	314,728
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	656,332
950,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.70%, 3/15/2017	1,000,945
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,088,759
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	400,813
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,029,928
425,000		Liberty Property LP, 6.625%, 10/1/2017	435,816
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,150,634
860,000		Prologis, Note, 5.25%, 11/15/2010	867,444
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	690,363
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,447,260
1,400,000		Simon Property Group LP, 6.125%, 5/30/2018	1,484,880
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,205,665
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,329,208
		TOTAL	15,102,775
		Municipal Services – 0.2%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	427,392
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	743,398
		TOTAL	1,170,790
		Oil & Gas – 1.0%
5,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	5,040,840
660,000	[1,2]	Petroleos Mexicanos, Note, (Series 144A), 6.00%, 3/5/2020	656,759
		TOTAL	5,697,599
		Sovereign – 0.6%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,211,310
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,351,725
		TOTAL	3,563,035
		Technology – 2.7%
2,050,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	2,063,559
350,000		BMC Software, Inc., 7.25%, 6/1/2018	390,263

Principal Amount or Shares			Value
$1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,122,174
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	575,953
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,854,917
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,733,418
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	744,160
4,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	4,624,200
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	557,265
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	630,923
970,000		Oracle Corp., 6.50%, 4/15/2038	1,075,111
		TOTAL	15,371,943
		Transportation — Airlines – 0.2%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	537,854
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	432,169
		TOTAL	970,023
		Transportation — Railroads – 0.3%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	268,350
613,514		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	745,770
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	243,740
300,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 1/15/2016	324,867
30,000		Union Pacific Corp., 4.875%, 1/15/2015	31,850
		TOTAL	1,614,577
		Transportation — Services – 0.2%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	909,548
315,000		Ryder System, Inc., 5.95%, 5/2/2011	331,698
		TOTAL	1,241,246
		Utility — Electric – 5.5%
1,250,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	1,535,242
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	440,347
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,596,838
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	454,539
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	962,999
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,819,470
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	176,290
1,000,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,003,773
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	847,219
3,710,000	[1,2]	Electricite De France SA, Note, (Series 144A), 5.60%, 1/27/2040	3,674,517
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,072,954
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,708,721
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	476,404
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	293,282
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,148,618
991,667	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,088,619
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	752,755
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	732,492
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,537,608
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	806,795
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,493,823
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	498,634
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	693,419

Principal Amount or Shares			Value
$810,000		Progress Energy, Inc., 7.05%, 3/15/2019	923,721
740,000		Union Electric Co., 6.00%, 4/1/2018	801,547
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	142,414
		TOTAL	30,683,040
		Utility — Natural Gas Distributor – 0.6%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	541,312
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	311,204
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,250,989
		TOTAL	3,103,505
		Utility — Natural Gas Pipelines – 1.6%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	786,998
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,062,623
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	971,314
1,170,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,246,376
2,050,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,504,192
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,347,751
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	828,907
		TOTAL	8,748,161
		TOTAL CORPORATE BONDS (IDENTIFIED COST $507,123,224)	531,060,076
		Governments/Agencies – 0.7%
		Sovereign – 0.7%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,068,233
3,000,000		United Mexican States, Note, 5.625%, 1/15/2017	3,190,997
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,876,365)	4,259,230
		MUTUAL FUND – 3.8%
21,171,169	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.19%	21,171,169
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $532,220,203)[8]	556,529,060
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	5,396,245
		TOTAL NET ASSETS — 100%	$561,925,305
  At January 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]United States Treasury Notes 5-Year Short Futures	300	$34,938,281	March 2010	$144,665
[4]United States Treasury Notes 10-Year Short Futures	370	$43,717,813	March 2010	$118,641
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$263,306
  Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Restricted Securities

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999-9/29/1999	$1,138,408	$1,100,266
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$38,585	$ —	$38,585
Corporate Bonds	—	531,060,076	—	531,060,076
Governments/Agencies	—	4,259,230	—	4,259,230
Mutual Fund	21,171,169	—	—	21,171,169
TOTAL SECURITIES	$21,171,169	$535,357,891	$ —	$556,529,060
OTHER FINANCIAL INSTRUMENTS*	$263,306	$ —	$ —	$263,306
*	Other financial instruments include futures contracts.
    The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

  Federated Short-Term Income Fund

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.5%
		Federal Home Loan Mortgage Corporation – 0.3%
$31,297	[1]	FHLMC ARM 390260, 2.741%, 10/01/2030	32,119
161,825	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	168,652
11,934	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,438
46,915	[1]	FHLMC ARM 606116, 2.864%, 30 Year, 9/1/2019	47,794
1,228,138	[1]	FHLMC ARM 780443, 3.184%, 3/01/2033	1,260,924
53,767	[1]	FHLMC ARM 785167, 2.946%, 12/01/2018	54,755
		TOTAL	1,576,682
		Federal National Mortgage Association – 1.2%
57,798	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	60,236
1,013,109	[1]	FNMA ARM 544843, 3.898%, 10/01/2027	1,055,850
700,086	[1]	FNMA ARM 544852, 3.084%, 4/01/2028	729,622
770,919	[1]	FNMA ARM 544884, 3.063%, 5/01/2034	803,442
1,359,953	[1]	FNMA ARM 556379, 1.881%, 5/01/2040	1,372,965
309,669	[1]	FNMA ARM 556388, 1.881%, 5/01/2040	312,526
2,191,516	[1]	FNMA ARM 618128, 2.509%, 8/01/2033	2,259,760
		TOTAL	6,594,401
		Government National Mortgage Association – 0.0%
24,255	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	25,034
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,052,106)	8,196,117
		Asset-Backed SecuritIES – 36.5%
		Auto Receivables – 18.5%
2,429,855	[1]	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.313%, 5/6/2012	2,414,880
3,117,336		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,165,647
5,132,865	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.273%, 10/6/2013	5,040,354
170,029		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	170,979
1,500,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	1,533,513
3,250,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.313%, 4/7/2014	3,137,191
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,787,752
1,790,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,864,308
2,000,000	[1,3],4	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.383%, 9/15/2014	2,010,103
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,088,060
4,000,000	[3,4]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,017,188
3,500,000	[3,4]	Bank of America Auto Trust 2010-1A, Class A2, 0.75%, 6/15/2012	3,500,000
1,634,522		Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	1,674,581
2,043,153	[1]	Capital One Auto Finance Trust 2005-C, Class A4B, 0.273%, 6/15/2012	2,044,167
1,125,130	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.243%, 12/15/2012	1,122,842
1,612,506		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,628,110
2,344,492	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.743%, 4/16/2012	2,343,746
3,750,000	[3,4]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,825,833
3,500,000		Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,499,973
1,345,254		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,391,507
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,072,016
466,884	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.583%, 6/15/2012	466,394
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,807,410
  1

Principal Amount or Shares			Value
$5,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,018,023
239,860		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	242,828
2,461,403	1.3,4	Huntington Auto Trust 2008-1, Class A3B, 1.733%, 4/16/2012	2,484,781
224,088		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	224,241
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,125,781
579,184		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	600,875
682,440		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	695,005
467,912		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	470,081
717,143		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	723,741
1,150,000		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	1,152,570
3,500,000	[1,3,4]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.483%, 6/17/2013	3,400,471
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,548,562
558,995		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	565,020
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 0.230%, 1/15/2015	2,250,000
4,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	4,062,850
2,354,366		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,420,593
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,024,567
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,140,169
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,011,732
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,019,580
1,500,000	[3,4]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,546,337
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 2/16/2015	3,032,866
866,116		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	885,096
1,955,085	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.533%, 10/15/2012	1,974,082
		TOTAL	99,226,405
		Credit Card – 10.9%
1,250,000	[1]	American Express Credit Account Master Trust 2005-5A, Class A, 0.273%, 2/15/2013	1,249,359
3,750,000	[1,3,4]	American Express Credit Account Master Trust 2006-B, Class B, 0.383%, 8/15/2013	3,711,819
1,500,000	[1]	American Express Credit Account Master Trust 2007-6, Class B, 0.333%, 1/15/2013	1,496,105
2,000,000	[1,3,4]	American Express Credit Account Master Trust 2007-6, Class C, 0.513%, 1/15/2013	1,990,380
1,000,000	[1]	American Express Credit Account Master Trust, Class B, 0.353%, 10/15/2012	999,428
1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.433%, 9/15/2011	1,000,327
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,175,428
1,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.523%, 6/15/2014	966,308
2,100,000	[1]	Bank of America Credit Card Trust 2007-C2, Class C2, 0.503%, 9/17/2012	2,093,895
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	2,003,688
3,200,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	3,266,952
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,021,543
2,460,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	2,503,974
1,500,000	[1]	Chase Issuance Trust 2005-C1, Class C1, 0.603%, 11/15/2012	1,498,893
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.333%, 10/15/2012	3,485,638
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,111,639
4,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	4,188,296
700,000	[1]	Citibank Credit Card Issuance Trust 2007-B1, Class B1, 0.326%, 4/2/2012	698,842
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,574,543
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.853%, 11/7/2014	2,547,973
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,486,378
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.623%, 12/16/2013	3,447,225
3,250,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	3,312,552
  2

Principal Amount or Shares			Value
$3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.283%, 8/15/2012	2,994,802
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.423%, 8/15/2012	995,063
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.273%, 3/15/2013	995,575
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.033%, 5/15/2013	1,516,682
		TOTAL	58,333,307
		Equipment Lease – 1.0%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.133%, 12/15/2014	1,004,890
2,000,000	[3,4]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	2,030,399
1,500,000	[3,4]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,508,819
602,917	[3,4]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	607,463
		TOTAL	5,151,571
		Home Equity Loan – 5.2%
49,468	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	38,585
1,440,000	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.591%, 7/25/2035	1,045,872
920,348	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.321%, 9/25/2036	838,980
3,123,586	[1]	Carrington Mortgage Loan Trust, Class A2, 0.331%, 5/25/2036	3,027,604
1,672,856	[1]	Citigroup Mortgage Loan Trust Inc. 2006-FX1, Class A1, 0.331%, 10/25/2036	1,650,340
20,565	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.713%, 1/15/2028	13,800
973,022	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.481%, 9/20/2023	515,727
117,907	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.491%, 11/25/2036	91,239
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,304,382
4,750,000	[1]	Permenant Master Issuer PLC, Class 1A, 1.00%, 7/15/2042	4,750,000
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.911%, 11/25/2034	628,840
338,478	[1]	Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.321%, 6/25/2036	327,651
328,248	[2,3,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
299,511		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	285,447
1,468,188	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,205,383
406,187	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	367,882
201,122	[1,3,4]	Quest Trust 2004 — X1, Class A, 0.561%, 3/25/2034	142,105
81,427	[1]	Saxon Asset Securities Trust 2006-2, Class A3B, 0.321%, 9/25/2036	80,551
5,044,943	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.351%, 1/25/2037	4,885,580
766,521	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	687,887
2,113,691	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.401%, 2/25/2036	1,945,051
1,519,279	[3,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,432,191	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.381%, 5/25/2036	4,162,798
		TOTAL	28,027,298
		Manufactured Housing – 0.1%
632,237		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	639,628
		Other – 0.8%
4,636,684	[1]	Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.381%, 3/27/2024	4,321,140
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $196,552,158)	195,699,349
		Collateralized Mortgage Obligations – 6.7%
		Commercial Mortgage – 0.9%
1,291,069		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	1,290,891
835,167		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	856,226
1,056,985		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	50,887
2,500,000	[2]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,570,182
		TOTAL	4,768,186
  3

Principal Amount or Shares			Value
		Fannie Mae – 1.0%
$3,255,353	[1]	Fannie Mae REMIC 2009-69 F, 1.081%, 4/25/2037	3,257,418
2,267,841	[1]	Fannie Mae REMIC 2009-63 FB, 0.730%, 8/25/2039	2,238,579
		TOTAL	5,495,997
		Federal Home Loan Mortgage Corporation – 2.0%
4,492		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,761
72,583		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	76,741
102,107		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	107,289
119,895		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	129,851
119,743		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	129,702
67,066		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	67,026
1,203,808	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.583%, 2/15/2018	1,209,509
243,492		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	252,919
291,405		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	296,087
274,504		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	282,956
54,942		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	55,612
351,863		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	375,688
1,112,159	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.693%, 2/15/2034	1,099,039
2,778,430	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.983%, 7/15/2036	2,767,352
3,647,955	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.143%, 7/15/2037	3,660,989
252,037	[2]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	269,265
		TOTAL	10,784,786
		Federal National Mortgage Association – 1.7%
206,899		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	237,518
4,785		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,353
115,297		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	126,849
110,240	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	118,625
7,675	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	7,942
30,127		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	32,492
102,788		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	107,244
711,365		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	787,324
87,450		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	93,891
407,818	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.731%, 9/25/2032	408,234
116,803		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	119,190
126,916	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.581%, 9/25/2032	126,621
206,145		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	207,879
356,785		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	365,014
3,084,877	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.231%, 6/25/2037	3,093,572
2,831,102	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.031%, 5/25/2039	2,800,849
138,548		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	144,311
228,735		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	255,404
161,914		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	181,246
		TOTAL	9,219,558
		Non-Agency Mortgage – 1.1%
714,903	[2]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	682,354
42,793	[2]	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.420%, 3/25/2033	34,019
193,831	2,[3]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.632%, 2/3/2029	58,089
1,261,994	[2]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,178,732
323,212		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	318,264
116,817		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	119,212
  4

Principal Amount or Shares			Value
$160,825	[2],[3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.219%, 7/1/2019	104,536
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.501%, 2/25/2037	163,068
228,392		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	223,938
557,041	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.201%, 9/25/2034	437,730
2,992		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	2,950
255,511		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	274,893
30,193	[3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.012%, 1/28/2027	21,135
510,994		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	567,415
1,262,390	[1]	Washington Mutual 2006-AR15, Class 1A, 1.384%, 11/25/2046	698,377
1,307,666	[1]	Washington Mutual 2006-AR17, Class 1A, 1.364%, 12/25/2046	645,522
130,088	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.420%, 7/25/2034	122,348
		TOTAL	5,652,582
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $39,119,429)	35,921,109
		Corporate Bonds – 27.4%
		Basic Industry — Chemicals – 0.9%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,068,811
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,356,602
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,067,446
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,067,720
		TOTAL	4,560,579
		Basic Industry — Metals & Mining – 0.6%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,187,338
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,039,503
		TOTAL	3,226,841
		Capital Goods — Aerospace & Defense – 0.7%
1,000,000	[3,4]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,016,138
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,277,629
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	397,708
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,114,643
		TOTAL	3,806,118
		Capital Goods — Diversified Manufacturing – 0.7%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.411%, 11/1/2012	2,445,569
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,223,444
		TOTAL	3,669,013
		Communications — Media & Cable – 0.6%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,110,267
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,152,831
		TOTAL	3,263,098
		Communications — Media Noncable – 0.7%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,770,267
1,750,000	[1]	Reed Elsevier, Inc., Floating Rate Note, 0.584%, 6/15/2010	1,748,653
		TOTAL	3,518,920
		Communications — Telecom Wireless – 0.7%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	517,422
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,381,563
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	1,000,394
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,082,467
		TOTAL	3,981,846
  5

Principal Amount or Shares			Value
		Communications — Telecom Wirelines – 1.6%
$1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,105,113
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,153,167
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,622,813
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,137,116
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	511,432
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,101,121
		TOTAL	8,630,762
		Consumer Cyclical — Automotive – 1.0%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,399,128
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	519,136
1,500,000	[3,4]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,503,501
2,000,000	[3,4]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	2,010,387
		TOTAL	5,432,152
		Consumer Cyclical — Entertainment – 0.3%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,070,586
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	553,174
		TOTAL	1,623,760
		Consumer Cyclical — Retailers – 0.7%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,066,611
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,084,362
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	713,859
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,034,399
		TOTAL	3,899,231
		Consumer Non-Cyclical — Food/Beverage – 1.9%
1,000,000	[3,4]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,151,421
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,165,664
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	707,667
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,099,089
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,592,745
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,063,581
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,089,400
1,000,000	[3,4]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,061,852
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,312,168
		TOTAL	10,243,587
		Consumer Non-Cyclical — Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	504,480
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	798,958
		TOTAL	1,303,438
		Consumer Non-Cyclical — Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,768
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,337,960
		TOTAL	2,934,728
		Consumer Non-Cyclical — Products – 0.5%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,324,721
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,082,486
		TOTAL	2,407,207
		Consumer Non-Cyclical — Supermarkets – 0.2%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,249,248
  6

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Tobacco – 0.2%
$1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,442,009
		Energy — Independent – 0.3%
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,362,863
		Energy — Integrated – 0.9%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,165,107
500,100	[3,4]	Qatar Petroleum, 5.579%, 5/30/2011	517,779
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,027,726
		TOTAL	4,710,612
		Energy — Oil Field Services – 0.7%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,356,316
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,175,181
		TOTAL	3,531,497
		Energy — Refining – 0.3%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,650,401
		Financial Institution — Banking – 5.1%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,792,820
1,000,000	[3,4]	Barclays Bank PLC, 7.375%, 6/15/2049	925,567
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,578,060
300,000		Citigroup, Inc., 4.625%, 8/3/2010	305,394
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,049,913
2,500,000	[3,4]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,548,174
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,072,686
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,096,497
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,059,962
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,058,561
2,000,000	[3,4]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,016,925
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,083,276
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,298,237
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,092,826
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,121,178
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,111,272
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	1,004,586
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,435,563
2,500,000	[3,4]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,494,000
		TOTAL	27,145,497
		Financial Institution — Brokerage – 0.3%
1,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	1,758,441
		Financial Institution — Finance Noncaptive – 0.8%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,357,828
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,135,825
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,343,981
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	361,071
		TOTAL	4,198,705
		Financial Institution — Insurance — Health – 0.6%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	528,064
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,950,160
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.161%, 7/15/2027	600,000
		TOTAL	3,078,224
  7

Principal Amount or Shares			Value
		Financial Institution — Insurance — Life – 0.6%
$1,500,000	[3,4]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,521,521
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,066,769
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	826,368
		TOTAL	3,414,658
		Financial Institution — Insurance — P&C – 0.5%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,194,206
1,250,000	[3,4]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,184,375
		TOTAL	2,378,581
		Financial Institution — REITs – 1.1%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,858,925
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,319,909
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,440,887
		TOTAL	5,619,721
		Technology – 1.2%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,573,446
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,345,099
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,061,274
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,086,575
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,368,868
		TOTAL	6,435,262
		Utility — Diversified – 0.4%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,197,058
		Utility — Electric – 2.3%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,089,705
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,044,855
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	501,886
1,000,000	[3,4]	Electricite De France SA, 5.50%, 1/26/2014	1,100,285
1,000,000	[3,4]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,021,861
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,094,873
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,544,005
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,282,028
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,283,418
1,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	1,619,403
		TOTAL	12,582,319
		Utility — Natural Gas Pipelines – 0.2%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,101,842
		TOTAL CORPORATE BONDS (IDENTIFIED COST $140,722,755)	146,358,218
		Government Agencies – 3.3%
		Federal Home Loan Mortgage Corporation – 3.3%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,288,045
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,463,696
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,019,695)	17,751,741
		Mortgage-Backed Securities – 0.2%
		Federal Home Loan Mortgage Corporation – 0.1%
33,776		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	37,692
46,645		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	50,993
194,236		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	207,569
1,316		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	1,340
  8

Principal Amount or Shares			Value
$12,238		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	13,013
34,853		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	38,231
		TOTAL	348,838
		Federal National Mortgage Association – 0.1%
180,007		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	184,973
21,037		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	22,797
37,418		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	40,980
143,740		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	156,800
		TOTAL	405,550
		Government National Mortgage Association – 0.0%
68,495		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,425
12,406		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	14,004
11,223		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	11,466
		TOTAL	100,895
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $820,120)	855,283
		U.S. Treasury – 8.7%
43,596,800		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016 (IDENTIFIED COST $46,395,709)	46,666,834
		MUTUAL FUNDS – 16.7%;6
363,233		Emerging Markets Fixed Income Core Fund	8,715,657
1,309,007		Federated Mortgage Core Portfolio	13,299,510
357,798		Federated Project and Trade Finance Core Fund	3,552,938
2,786,450		High Yield Bond Portfolio	17,554,636
46,320,112	[7]	Prime Value Obligations Fund, Institutional Shares, 0.19%	46,320,112
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $86,734,359)	89,442,853
		TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $535,416,331)[8]	540,891,504
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[9]	(5,207,412)
		TOTAL NET ASSETS — 100%	$535,684,092
    At January 31, 2010, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/12/2010	118,035 Euro Currency	$166,441	$ 2,814
4/11/2011	2,211,846 Euro Currency	$3,121,799	$62,619
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$65,433
    Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
  9

      Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 49,445	$38,585
C-BASS ABS LLC (Series 1999-3), Class B1, 6.632%, 2/3/2029	7/9/1999	$ 157,703	$58,089
Greenwich Capital Acceptance 1991-4, Class B1A, 6.219%, 7/1/2019	1/7/1993	$ 161,880	$104,536
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$31,594
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.012%, 1/28/2027	2/4/1998-2/5/1998	$ 64,796	$21,135
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$0
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At January 31, 2010, the cost of investments for federal tax purposes was $535,410,439. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $5,481,065. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,627,550 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,146,485.
9	Assets, other than investments in securities, less liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    10

        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$8,196,117	$ —	$8,196,117
Asset-Backed Securities	—	195,667,755	31,594	195,699,349
Collateralized Mortgage Obligations	—	35,921,109	—	35,921,109
Corporate Bonds	—	146,358,218	—	146,358,218
Government Agencies	—	17,751,741	—	17,751,741
Mortgage-Backed Securities	—	855,283	—	855,283
U.S. Treasury	—	46,666,834	—	46,666,834
Mutual Funds	89,442,853	—	—	89,442,853
TOTAL SECURITIES	$89,442,853	$451,417,057	$31,594	$540,891,504
OTHER FINANCIAL INSTRUMENTS**	$ —	$65,433	$ —	$65,433
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.
        Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Asset-Backed Securities
Balance as of May 1, 2009	$32,354
Change in unrealized appreciation (depreciation)	(760)
Balance as of January 31, 2010	$31,594
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2010.	$(760)
        The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

      11

      Item 2.                      Controls and Procedures

      (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

      (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

      Item 3.                                Exhibits

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010